COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Estimated litigation liability	$ 6,000	$ 5,200
Increase in estimated litigation liability	$ 800